Transactions with Related Parties (Details Narrative)	3 Months Ended		6 Months Ended				8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2022 EUR (€)	Jul. 15, 2021 USD ($)	Aug. 31, 2024 EUR (€)	Oct. 23, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€) shares
Disclosure of transactions between related parties [line items]
Balance due to related parties	$ 596,000		$ 596,000						$ 1,822,000
Leases as lessee, related party transactions			178,000	$ 175,000
Depreciation, right-of-use assets	82,000	$ 78,000	164,000	156,000
Interest expense on lease liabilities			25,000	5,000
Payment of lease liability - principal and Interest Paid			154,000	170,000
Purchase of property, plant and equipment, classified as investing activities			(0)	19,634,000
Payment of installments			$ (0)	10,921,000
Voting Rights			Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share
consulting fees	$ 0	$ 91,000	$ 0	182,000
Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense			$ 219,000	$ 1,215,000
Goldenmare Limited [member] | Series B Preferred Shares [member]
Disclosure of transactions between related parties [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares	10,300	10,300	10,300	10,300						10,300
Voting Rights			Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares
Eolos Shipmanagement S.A [member] | Daily rate [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense						$ 1,000
Termination date of agreement						Dec. 03, 2024
Non-Executive Directors [member]
Disclosure of transactions between related parties [line items]
Annual Service Fee			$ 160,000	$ 144,000					$ 80,000
m/v GLBS Angel [Member]
Disclosure of transactions between related parties [line items]
Vessel year built								2016
Vessel type								Kamsarmax
Purchase of property, plant and equipment, classified as investing activities								$ 27,500,000
Payment of installments								$ 18,000,000
m/v GLBS Gigi [Member]
Disclosure of transactions between related parties [line items]
Vessel year built								2014
Vessel type								Kamsarmax
Purchase of property, plant and equipment, classified as investing activities								$ 26,500,000
Payment of installments								$ 17,000,000
F.G. Europe [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €					€ 26,000
Lease expiration date					Aug. 04, 2024		Aug. 04, 2027
FG Europe New Rental Agreement [Member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €							€ 27,500
Balance due to related parties | €										€ 34,000